Subsequent Events Schedule of Subsequent Events (Tables)	8 Months Ended
Sep. 30, 2012
Subsequent Event [Line Items]
Schedule of Real Estate Properties
The Company acquired the following property, which is 100% leased, during the period from February 14, 2012 (date of inception) to September 30, 2012.

Portfolio	Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term (1)	Base Purchase Price (2)	Capitalization Rate (3)	Annualized NOI (4)	Annualized Rental Income/NOI per Square Foot (5)
					(In thousands)		(In thousands)
Dollar General	Sep. 2012	1	9,026	15.0	$1,125	7.7%	$87	$9.64
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(1)	Remaining lease term in years as of September 30, 2012.

(2)	Contract purchase price, excluding acquisition related costs.

(3)	Annualized net operating income divided by base purchase price.

(4)
Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.

(5)	Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.

Subsequent Event [Member]
Subsequent Event [Line Items]
Schedule of Real Estate Properties
The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 31, 2012.

(dollar amounts in thousands)	Number of properties	Base Purchase Price (1)	Rentable Square Feet
Total portfolio — September 30, 2012	1	$1,125	9,026
Acquisitions	3	8,646	62,731
Total portfolio — October 31, 2012	4	$9,771	71,757
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(1) Contract purchase price, excluding acquisition and transaction related costs.